Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of operating segments	The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2023
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	494.3	118.4	—	612.7
Copper revenues	—	160.3	—	160.3
Silver revenues	11.1	2.4	—	13.5
Total revenues(1)	505.4	281.1	—	786.5
Operating expenses	284.7	165.7	—	450.4
Depreciation and depletion	166.9	67.3	—	234.2
Revenue less cost of goods sold	53.8	48.1	—	101.9
Corporate administration	—	—	24.5	24.5
Share-based payment expenses	—	—	5.4	5.4
Exploration and business development	0.2	9.2	0.8	10.2
Income (loss) from operations	53.6	38.9	(30.7)	61.8
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2023.

Year ended December 31, 2022
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	413.1	69.0	—	482.1
Copper revenues	—	111.8	—	111.8
Silver revenues	8.6	1.9	—	10.5
Total revenues(1)	421.7	182.7	—	604.4
Operating expenses	230.4	152.3	—	382.7
Depreciation and depletion	148.1	47.3	—	195.4
Revenue less cost of goods sold	43.2	(16.9)	—	26.3
Corporate administration	—	—	21.3	21.3
Corporate restructuring(2)	—	—	2.1	2.1
Share-based payment expenses	—	—	2.6	2.6
Exploration and business development	2.7	12.8	0.5	16.0
Income (loss) from operations	40.5	(29.7)	(26.5)	(15.7)
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31,2022.
2.In December 2022, the Company recognized a restructuring charge of $2.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.

Schedule of segmented assets and liabilities
The following table presents the segmented assets and liabilities:

		Total assets	Total liabilities		Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2023	2022	2023	2022	2023	2022
SEGMENTED ASSETS AND LIABILITIES
Rainy River	1,015.4	1,067.4	357.1	340.1	120.6	144.8
New Afton	1,101.1	979.9	708.0	518.4	145.1	148.0
Other (2)	169.5	196.2	431.7	425.5	0.2	0.1
Total segmented assets, liabilities and capital expenditures	2,286.0	2,243.5	1,496.8	1,284.0	265.9	292.9
1.Capital expenditures per consolidated statement of cash flows.
2.Other includes corporate balances and Cerro San Pedro.

Schedule of Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales. The following five customers represent 91.6% (2022 – five customers representing 90.4%) of the Company’s sales revenue for the year ended December 31, 2023.

		Year ended December 31
(in millions of U.S. dollars)		2023
CUSTOMER	REPORTING SEGMENT
1	Rainy River	206.0
2	Rainy River	198.6
3	New Afton	125.7
4	Rainy River	99.3
5	New Afton	91.1
Total sales to customers exceeding 10% of annual sales		720.7

		Year ended December 31
(in millions of U.S. dollars)		2022
CUSTOMER	REPORTING SEGMENT
1	Rainy River	174.1
2	Rainy River	134.3
3	Rainy River	112.1
4	New Afton	76.1
5	New Afton	49.6
Total sales to customers exceeding 10% of annual sales		546.2